Note 15 - Income Taxes (Details) - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 458,021	$ 324,986
Income Tax Expense (Benefit)	0	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0
Unrecognized Tax Benefits	0	0	$ 0
Federal SR & ED Expenditures [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	12,408,000	10,215,000
Ontario Harmonization Credits [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount		371,000
Unclaimed ITCs [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 2,710,000	$ 2,328,000